Borrowings - Summary of detailed information about short term borrowings (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
RMB bank borrowings	¥ 5,997	¥ 0
RMB
Disclosure of detailed information about borrowings [line items]
RMB bank borrowings	5,973	¥ 0
RMB | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
RMB bank borrowings	¥ 5,973
RMB | Short-term borrowings [member] | Floating interest rate [member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.70%
RMB | Short-term borrowings [member] | Floating interest rate [member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.30%